UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07409
Investment Company Act File Number

Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	962,677	$34,252,047
General Dynamics Corp.	553,074	23,002,348
Honeywell International, Inc.	293,134	8,166,713
ITT Industries, Inc.	8,428	324,225
Lockheed Martin Corp.	19,800	1,366,794
Northrop Grumman Corp.	1,911,491	83,417,467
Raytheon Co.	58,153	2,264,478
Rockwell Collins, Inc.	147,928	4,828,370
United Technologies Corp.	3,669,638	157,721,041

		$315,343,483

Air Freight & Logistics — 2.1%
CH Robinson Worldwide, Inc.	84,501	$3,854,091
FedEx Corp.	1,196,039	53,211,775
United Parcel Service, Inc., Class B	2,365,317	116,420,903

		$173,486,769

Airlines — 0.0%
Southwest Airlines Co.	20,426	$129,297

		$129,297

Auto Components — 0.1%
Johnson Controls, Inc.	740,109	$8,881,308
WABCO Holdings, Inc.	10,472	128,910

		$9,010,218

Automobiles — 0.0%
DaimlerChrysler AG	24,284	$620,213
General Motors Corp.	1,088	2,111
Harley-Davidson, Inc.	133,800	1,791,582

		$2,413,906

Beverages — 7.0%
Brown-Forman Corp., Class A	418,988	$16,801,419
Brown-Forman Corp., Class B	162,698	6,317,563
Coca-Cola Co. (The)	5,345,274	234,924,792
Coca-Cola Enterprises, Inc.	676,420	8,921,980
Molson Coors Brewing Co., Class B	186,000	6,376,080
PepsiCo, Inc.	5,759,926	296,520,990

		$569,862,824

Biotechnology — 2.2%
Amgen, Inc.(1)	2,932,774	$145,230,968
Biogen Idec, Inc.(1)	211,217	11,071,995
Genzyme Corp.(1)	242,863	14,423,634

Security	Shares	Value
Gilead Sciences, Inc.(1)	250,207	$11,589,588

		$182,316,185

Building Products — 0.0%
Masco Corp.	497,961	$3,475,768

		$3,475,768

Capital Markets — 3.8%
Ameriprise Financial, Inc.	76,345	$1,564,309
Bank of New York Mellon Corp. (The)	899,148	25,400,931
Charles Schwab Corp. (The)	746,547	11,571,478
Credit Suisse Group	155,136	4,723,577
E*Trade Financial Corp.(1)	45,935	58,797
Federated Investors, Inc., Class B	293,517	6,533,688
Franklin Resources, Inc.	539,468	29,061,141
Goldman Sachs Group, Inc.	785,893	83,320,376
Legg Mason, Inc.	104,784	1,666,066
Morgan Stanley	2,850,161	64,898,166
Northern Trust Corp.	715,649	42,810,123
Piper Jaffray Cos., Inc.(1)	8,742	225,456
Raymond James Financial, Inc.	157,500	3,102,750
State Street Corp.	531,412	16,356,861
T. Rowe Price Group, Inc.	341,862	9,866,137
UBS AG(1)	142,246	1,341,380
Waddell & Reed Financial, Inc., Class A	273,635	4,944,584

		$307,445,820

Chemicals — 1.0%
Arch Chemicals, Inc.	4,950	$93,852
Ashland, Inc.	32,385	334,537
Dow Chemical Co. (The)	157,777	1,330,060
E.I. Du Pont de Nemours & Co.	1,016,717	22,703,291
Ecolab, Inc.	414,911	14,409,859
Monsanto Co.	29,739	2,471,311
Olin Corp.	9,900	141,273
PPG Industries, Inc.	4,400	162,360
Rohm and Haas Co.	2,380	187,639
Sigma-Aldrich Corp.	1,049,102	39,645,565
Valspar Corp. (The)	100,000	1,997,000

		$83,476,747

Commercial Banks — 2.4%
Associated Banc-Corp.	27,438	$423,643
Banco Bilbao Vizcaya Argentaria SA ADR	35,125	285,566
Bank of Hawaii Corp.	616	20,316
Bank of Montreal	33,047	862,857
BB&T Corp.	1,294,133	21,896,730
City National Corp.	143,260	4,837,890
Comerica, Inc.	242,026	4,431,496
Fifth Third Bancorp	1,640,615	4,790,596

Security	Shares	Value
First Horizon National Corp.	68,757	$738,445
HSBC Holdings PLC	220,592	1,217,358
HSBC Holdings PLC ADR	132,617	3,742,452
KeyCorp	180,824	1,423,085
M&T Bank Corp.	50,799	2,298,147
Marshall & Ilsley Corp.	159,232	896,476
PNC Financial Services Group, Inc.	69,851	2,045,936
Regions Financial Corp.	574,564	2,447,643
Royal Bank of Canada	661,987	19,144,664
Societe Generale	859,936	33,637,990
SunTrust Banks, Inc.	330,862	3,884,320
Synovus Financial Corp.	304,279	988,907
Toronto-Dominion Bank	17,915	619,501
Trustmark Corp.	205,425	3,775,711
U.S. Bancorp	3,408,703	49,801,151
Wells Fargo & Co.	2,040,819	29,061,263
Westamerica Bancorporation	1,968	89,662
Zions Bancorporation	63,409	623,310

		$193,985,115

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	56,594	$1,264,310
Cintas Corp.	233,478	5,771,576
HNI Corp.	291,437	3,030,945
Pitney Bowes, Inc.	27,887	651,161
Republic Services, Inc.	270,000	4,630,500
Waste Management, Inc.	110,697	2,833,843

		$18,182,335

Communications Equipment — 3.2%
Alcatel SA ADR(1)	9,921	$18,453
Cisco Systems, Inc.(1)	6,038,412	101,264,169
Corning, Inc.	2,468,521	32,757,274
EchoStar Corp., Class A(1)	7,030	104,255
Juniper Networks, Inc.(1)	109,780	1,653,287
Motorola, Inc.	1,151,307	4,870,029
Nokia Oyj ADR	1,721,613	20,091,224
QUALCOMM, Inc.	2,550,806	99,251,861

		$260,010,552

Computers & Peripherals — 3.2%
Apple, Inc.(1)	134,506	$14,139,271
Dell, Inc.(1)	4,062,859	38,515,903
EMC Corp.(1)	1,738,992	19,824,509
Hewlett-Packard Co.	893,707	28,652,246
International Business Machines Corp.	1,600,099	155,033,592
Lexmark International, Inc., Class A(1)	34,181	576,633
NetApp, Inc.(1)	417,589	6,197,021

		$262,939,175

Security	Shares	Value
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,504,433

		$2,504,433

Construction Materials — 0.2%
CRH PLC	157,939	$3,437,142
Vulcan Materials Co.	201,862	8,940,468

		$12,377,610

Consumer Finance — 0.3%
American Express Co.	430,821	$5,872,090
Capital One Financial Corp.	617,434	7,557,392
Discover Financial Services	1,105,050	6,972,866
SLM Corp.(1)	11,082	54,856

		$20,457,204

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$2,792,910
Sonoco Products Co.	38,555	808,884
Temple-Inland, Inc.	90,660	486,844

		$4,088,638

Distributors — 0.1%
Genuine Parts Co.	188,424	$5,626,341

		$5,626,341

Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(1)	19,709	$1,543,806
H&R Block, Inc.	1,509,999	27,466,882

		$29,010,688

Diversified Financial Services — 1.2%
Bank of America Corp.	2,188,759	$14,927,336
Citigroup, Inc.	119,611	302,616
CME Group, Inc.	12,251	3,018,524
ING Groep NV ADR	191,170	1,039,965
IntercontinentalExchange, Inc.(1)	13,162	980,174
JPMorgan Chase & Co.	2,571,351	68,346,510
Moody’s Corp.	319,602	7,325,278
PHH Corp.(1)	19,961	280,452

		$96,220,855

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	1,530,036	$38,556,907
Deutsche Telekom AG ADR	1,759,603	21,731,097
Embarq Corp.	10,156	384,405
Fairpoint Communications, Inc.	5,860	4,571
McLeod USA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	1,600,498	24,071,490
Telmex Internacional SAB de CV ADR	1,827,270	16,756,066
Verizon Communications, Inc.	491,331	14,838,196

Security	Shares	Value
Windstream Corp.	698,743	$5,631,869

		$121,974,601

Electric Utilities — 0.7%
Duke Energy Corp.	418,491	$5,992,791
Exelon Corp.	1,011,736	45,922,697
Southern Co. (The)	68,451	2,095,970

		$54,011,458

Electrical Equipment — 0.9%
Emerson Electric Co.	2,288,858	$65,415,562
Rockwell Automation, Inc.	125,000	2,730,000
Roper Industries, Inc.	46,244	1,963,058
Sunpower Corp., Class B(1)	14,465	286,407

		$70,395,027

Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc.(1)	457,420	$7,030,545
Arrow Electronics, Inc.(1)	8,750	166,775
Flextronics International, Ltd.(1)	161,054	465,446
National Instruments Corp.	35,783	667,353
Plexus Corp.(1)	108,929	1,505,399
Tyco Electronics, Ltd.	10,142	111,968

		$9,947,486

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	136,681	$3,902,243
Halliburton Co.	846,488	13,095,169
Schlumberger, Ltd.	1,172,630	47,632,231
Transocean, Ltd.(1)	81,993	4,824,468

		$69,454,111

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	913,115	$42,295,487
CVS Caremark Corp.	2,406,362	66,150,891
Kroger Co. (The)	1,211,015	25,697,738
Safeway, Inc.	313,898	6,337,601
Sysco Corp.	1,781,682	40,622,350
Walgreen Co.	959,609	24,911,450
Wal-Mart Stores, Inc.	2,030,768	105,803,013

		$311,818,530

Food Products — 2.4%
Archer-Daniels-Midland Co.	1,574,460	$43,738,499
Campbell Soup Co.	54,780	1,498,781
ConAgra Foods, Inc.	184,395	3,110,744
Del Monte Foods Co.	17,418	126,977
General Mills, Inc.	27,469	1,370,154
H.J. Heinz Co.	122,700	4,056,462
Hershey Co. (The)	518,481	18,017,215
J.M. Smucker Co. (The)	887	33,058

Security	Shares	Value
Kellogg Co.	5,556	$203,516
Kraft Foods, Inc., Class A	293,367	6,539,150
Nestle SA	2,750,000	92,907,005
Sara Lee Corp.	2,444,033	19,747,787
Unilever NV	72,175	1,414,630

		$192,763,978

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	244,090	$12,502,290
Becton, Dickinson & Co.	63,708	4,283,726
Boston Scientific Corp.(1)	437,359	3,477,004
Covidien, Ltd.	194,108	6,452,150
Hospira, Inc.(1)	110,611	3,413,455
Medtronic, Inc.	1,777,173	52,373,288
St. Jude Medical, Inc.(1)	123,338	4,480,870
Stryker Corp.	167,047	5,686,280
Zimmer Holdings, Inc.(1)	272,288	9,938,512

		$102,607,575

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	354,618	$11,581,824
Cardinal Health, Inc.	1,757,155	55,315,239
CIGNA Corp.	49,467	870,125
Express Scripts, Inc.(1)	196,994	9,095,213
Henry Schein, Inc.(1)	840,737	33,637,887
IMS Health, Inc.	56,530	704,929
McKesson Corp.	6,462	226,428
Medco Health Solutions, Inc.(1)	340,739	14,086,150
PharMerica Corp.(1)	30,682	510,548
UnitedHealth Group, Inc.	239,532	5,013,405
WellPoint, Inc.(1)	567,422	21,545,013

		$152,586,761

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp., Unit	542,168	$11,710,829
Darden Restaurants, Inc.	147,345	5,048,040
International Game Technology	459,500	4,236,590
Interval Leisure Group, Inc.(1)	85,966	455,620
Marriott International, Inc., Class A	397,205	6,498,274
McDonald’s Corp.	894,663	48,821,760
Starbucks Corp.(1)	2,222,271	24,689,431
Wyndham Worldwide Corp.	80,271	337,138
Yum! Brands, Inc.	246,105	6,762,965

		$108,560,647

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$4,045,172
Fortune Brands, Inc.	115,478	2,834,985
Leggett & Platt, Inc.	365,903	4,753,080

Security	Shares	Value
Newell Rubbermaid, Inc.	49,838	$317,966

		$11,951,203

Household Products — 2.7%
Clorox Co. (The)	31,145	$1,603,345
Colgate-Palmolive Co.	687,088	40,524,450
Energizer Holdings, Inc.(1)	76,555	3,804,018
Kimberly-Clark Corp.	534,490	24,645,334
Procter & Gamble Co.	3,122,478	147,037,489

		$217,614,636

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	133,519	$775,745

		$775,745

Industrial Conglomerates — 1.7%
3M Co.	937,575	$46,616,229
General Electric Co.	8,824,898	89,219,719
Textron, Inc.	18,236	104,675
Tyco International, Ltd.	23,014	450,154

		$136,390,777

Insurance — 3.3%
Aegon NV ADR	5,178,488	$19,885,394
Aflac, Inc.	383,919	7,432,672
Allstate Corp. (The)	124,523	2,384,615
AON Corp.	298,261	12,175,014
Arthur J. Gallagher & Co.	48,002	816,034
Berkshire Hathaway, Inc., Class A(1)	627	54,360,900
Berkshire Hathaway, Inc., Class B(1)	40,017	112,847,940
Chubb Corp.	28,354	1,199,941
Cincinnati Financial Corp.	135,528	3,099,525
Hartford Financial Services Group, Inc.	13,240	103,934
Lincoln National Corp.	80,988	541,810
Manulife Financial Corp.	148,336	1,661,363
Marsh & McLennan Cos., Inc.	361,998	7,330,459
MetLife, Inc.	81	1,844
Old Republic International Corp.	288,810	3,124,924
Progressive Corp.(1)	1,354,179	18,200,166
Torchmark Corp.	278,479	7,304,504
Travelers Companies, Inc. (The)	325,057	13,210,316
UnumProvident Group	39,000	487,500

		$266,168,855

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$3,216,745
Expedia, Inc.(1)	403,096	3,660,112
HSN, Inc.(1)	80,619	414,382
Liberty Media Corp., - Interactive, Class A(1)	11,902	34,516

Security	Shares	Value
Ticketmaster Entertainment, Inc.(1)	80,619	$297,484

		$7,623,239

Internet Software & Services — 0.8%
eBay, Inc.(1)	1,262,151	$15,852,617
Google, Inc., Class A(1)	134,796	46,917,096
IAC/InterActiveCorp(1)	214,916	3,273,171
VeriSign, Inc.(1)	14,758	278,483

		$66,321,367

IT Services — 2.5%
Accenture, Ltd., Class A	2,739,520	$75,309,405
Acxiom Corp.	68,785	509,009
Automatic Data Processing, Inc.	1,339,373	47,092,355
Broadridge Financial Solutions, Inc.	18,597	346,090
Computer Sciences Corp.(1)	226,702	8,351,702
DST Systems, Inc.(1)	600	20,772
Fiserv, Inc.(1)	47,355	1,726,563
Metavante Technologies, Inc.(1)	178,913	3,571,103
Paychex, Inc.	774,686	19,886,190
Total System Services, Inc.	150,166	2,073,792
Western Union Co.	3,241,445	40,744,964

		$199,631,945

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$260,174

		$260,174

Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$1,762,425
Life Technologies Corp.(1)	489,969	15,914,193
Thermo Fisher Scientific, Inc.(1)	18,700	667,029

		$18,343,647

Machinery — 2.4%
Caterpillar, Inc.	164,666	$4,604,061
Danaher Corp.	971,937	52,698,424
Deere & Co.	2,623,301	86,227,904
Dover Corp.	602,739	15,900,255
Illinois Tool Works, Inc.	1,157,851	35,719,703
Parker Hannifin Corp.	42,701	1,450,980

		$196,601,327

Media — 3.5%
Ascent Media Corporation, Series A(1)	755	$18,875
CBS Corp., Class B	238,786	916,938
Comcast Corp., Class A	964,682	13,158,262
Comcast Corp., Class A Special	3,535,740	45,504,974
Discovery Communications, Inc., Class A(1)	7,555	121,031
Discovery Communications Holding, Class C(1)	7,555	110,681
DISH Network Corp., Class A(1)	35,150	390,516

Security	Shares	Value
Entercom Communications Corp.	200,000	$220,000
Gannett Co., Inc.	320,258	704,568
Idearc, Inc.(1)	6,790	244
Interpublic Group of Cos., Inc.(1)	100,001	412,004
Liberty Capital, Class A(1)	7,556	52,741
Liberty Media Corp., - Entertainment(1)	30,221	602,909
Liberty Global, Inc., Series A(1)	2,381	34,667
Liberty Global, Inc., Series C(1)	2,382	33,658
Live Nation, Inc.(1)	8,750	23,362
McGraw-Hill Cos., Inc. (The)	299,599	6,851,829
New York Times Co. (The), Class A	5,269	23,816
News Corp., Class A	188,031	1,244,765
Omnicom Group, Inc.	3,920,249	91,733,827
Publicis Groupe	45,463	1,165,450
Time Warner, Inc.	741,010	14,301,500
Time Warner Cable, Inc.	186,001	4,612,825
Viacom, Inc., Class A(1)	4,000	74,680
Viacom, Inc., Class B(1)	214,855	3,734,180
Vivendi SA	128,988	3,411,595
Walt Disney Co.	4,880,033	88,621,399
Washington Post Co., Class B	6,888	2,459,705
WPP PLC, ADR	46,597	1,302,386

		$281,843,387

Metals & Mining — 0.0%
Alcoa, Inc.	50,260	$368,908

		$368,908

Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	30,000	$1,336,500
JC Penney Co., Inc.	88,822	1,782,658
Macy’s, Inc.	94,265	838,959
Nordstrom, Inc.	131,384	2,200,682
Sears Holdings Corp.(1)	4,107	187,731
Target Corp.	2,290,940	78,785,427

		$85,131,957

Multi-Utilities — 0.0%
Ameren Corp.	5,000	$115,950
PG&E Corp.	3,000	114,660
Wisconsin Energy Corp.	9,576	394,244

		$624,854

Office Electronics — 0.0%
Zebra Technologies Corp., Class A(1)	13,500	$256,770

		$256,770

Oil, Gas & Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	4,381,890	$170,411,702
Apache Corp.	2,146,567	137,573,479
BP PLC ADR	1,550,799	62,187,040

Security	Shares	Value
Chevron Corp.	684,674	$46,037,480
ConocoPhillips	4,359,536	170,719,430
Devon Energy Corp.	568,771	25,418,376
El Paso Corp.	42,496	265,600
Exxon Mobil Corp.	2,900,973	197,556,262
Hess Corp.	35,579	1,928,382
Marathon Oil Corp.	177,334	4,662,111
Murphy Oil Corp.	78,679	3,522,459
Royal Dutch Shell PLC ADR, Class A	150,686	6,675,390
Royal Dutch Shell PLC ADR, Class B	9,594	418,394
Spectra Energy Corp.	263,315	3,723,274
Williams Cos., Inc.	4,052	46,112

		$831,145,491

Paper and Forest Products — 0.0%
International Paper Co.	13,649	$96,089
Neenah Paper, Inc.	5,047	18,321
Weyerhaeuser Co.	52,701	1,452,967

		$1,567,377

Personal Products — 0.0%
Avon Products, Inc.	10,400	$199,992
Estee Lauder Cos., Inc., Class A	13,035	321,313

		$521,305

Pharmaceuticals — 11.8%
Abbott Laboratories	3,481,602	$166,072,415
Allergan, Inc.	82,562	3,943,161
Bristol-Myers Squibb Co.	2,660,750	58,323,640
Eli Lilly & Co.	4,065,341	135,823,043
Forest Laboratories, Inc.(1)	56,729	1,245,769
GlaxoSmithKline PLC ADR	448,388	13,931,415
Johnson & Johnson	3,494,455	183,808,333
King Pharmaceuticals, Inc.(1)	152,305	1,076,796
Merck & Co., Inc.	2,066,115	55,268,576
Novo Nordisk A/S ADR	365,229	17,523,687
Pfizer, Inc.	11,667,330	158,909,035
Schering-Plough Corp.	1,467,594	34,561,839
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	75,318,464
Watson Pharmaceuticals, Inc.(1)	505,146	15,715,092
Wyeth	890,111	38,310,377

		$959,831,642

Real Estate Investment Trusts (REITs) — 0.3%
Essex Property Trust, Inc.(3)	363,000	$20,804,002

		$20,804,002

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$203,400

Security	Shares	Value
Forestar Real Estate Group, Inc.(1)	30,220	$231,183

		$434,583

Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	39,921	$36,328
Burlington Northern Santa Fe Corp.	54,168	3,258,205
CSX Corp.	3,276	84,685
Norfolk Southern Corp.	15,220	513,675
Union Pacific Corp.	132,257	5,437,085

		$9,329,978

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	560,289	$10,796,769
Applied Materials, Inc.	1,065,614	11,455,351
Broadcom Corp., Class A(1)	976,646	19,513,387
Cypress Semiconductor Corp.(1)	52,742	357,063
Intel Corp.	11,044,773	166,223,834
KLA-Tencor Corp.	143,189	2,863,780
Linear Technology Corp.	123,388	2,835,456
LSI Corp.(1)	3,023	9,190
Maxim Integrated Products, Inc.	263,099	3,475,538
Texas Instruments, Inc.	581,788	9,605,320
Verigy, Ltd.(1)	3,608	29,766
Xilinx, Inc.	24,830	475,743

		$227,641,197

Software — 2.6%
Activision Blizzard, Inc.(1)	96,350	$1,007,821
Adobe Systems, Inc.(1)	440,317	9,418,381
CA, Inc.	45,408	799,635
Electronic Arts, Inc.(1)	21,405	389,357
Microsoft Corp.	3,533,627	64,912,728
Oracle Corp.(1)	7,067,189	127,704,105
Symantec Corp.(1)	225,808	3,373,572

		$207,605,599

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	4,015	$95,557
Best Buy Co., Inc.	165,915	6,298,133
Collective Brands, Inc.(1)	23,100	224,994
Gap, Inc. (The)	89,138	1,157,903
Home Depot, Inc.	4,129,465	97,290,195
Limited Brands, Inc.	45,417	395,128
Lowe’s Companies, Inc.	1,003,622	18,316,102
RadioShack Corp.	40,000	342,800
Sherwin-Williams Co. (The)	500	25,985
Staples, Inc.	275,430	4,988,037
TJX Companies., Inc. (The)	1,701,405	43,624,024

		$172,758,858

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.(1)	676,834	$11,303,128
Hanesbrands, Inc.(1)	324,027	3,100,938
Nike, Inc., Class B	3,058,444	143,410,439

		$157,814,505

Thrifts & Mortgage Finance — 0.0%
Guaranty Financial Group, Inc.(1)	30,220	$31,731
Tree.com, Inc.(1)	13,436	62,074

		$93,805

Tobacco — 0.3%
Altria Group, Inc.	367,089	$5,880,766
Philip Morris International, Inc.	581,956	20,705,994

		$26,586,760

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$595,760
Sprint Nextel Corp.(1)	283,062	1,010,531
Telephone and Data Systems, Inc.	9,252	245,271
Telephone and Data Systems, Inc., Special Shares	24,636	582,641
Vodafone Group PLC ADR	293,496	5,112,700

		$7,546,903

Total Common Stocks (identified cost $8,819,302,171)		$7,860,074,933

Rights — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
HSBC Holdings PLC Rights, Expires 4/1/09(1)	59,046	$597,291
HSBC Holdings PLC Rights, Expires 4/3/09(1)	91,913	171,953

		$769,244

Total Rights (identified cost $0)		$769,244

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$25

Total Preferred Stocks (identified cost $4,929)		$25

Other Investments — 0.0%

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(2)	197,392	$0

Total Other Investments (identified cost $0)		$0

Short-Term Investments — 2.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(4)	$226,174	$226,174,235

Total Short-Term Investments (identified cost $226,174,235)		$226,174,235

Total Investments — 99.6% (identified cost $9,062,107,404)		$8,087,018,437

Other Assets, Less Liabilities — 0.4%		$33,254,663

Net Assets — 100.0%		$8,120,273,100

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Restricted security.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the period ended March 31, 2009 was $100,190.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,552,552,707

Gross unrealized appreciation	$5,541,974,463
Gross unrealized depreciation	(7,508,733)

Net unrealized appreciation	$5,534,465,730

At March 31, 2009 the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Value
Common Stocks
Essex Property Trust, Inc.ˆ	11/25/08	363,000	$28,307,775	$20,804,002

Total Restricted Securities			$28,307,775	$20,804,002

ˆ	Restriction expires effective May 24, 2009.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing the securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$7,928,554,170
Level 2	Other Significant Observable Inputs	158,464,267
Level 3	Significant Unobservable Inputs	0

Total		$8,087,018,437

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities*
Balance as of December 31, 2008	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of March 31, 2009	$0

*	All Level 3 assets held at December 31, 2008 and March 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding valuation of investment and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009